Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Schedule of Property, Plant and Equipment, Net [Line Items]
Total original costs	¥ 85,400		¥ 83,705
Less: accumulated depreciation	(49,666)		(48,765)
Less: impairment loss	(2,232)		(2,104)
Net book value	33,502	$ 4,938	32,836
Buildings [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total original costs	34,759		33,045
Leasehold improvements [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total original costs	46,310		46,310
Furniture, office equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total original costs	327		327
Motor vehicles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total original costs	1,114		1,133
Investment properties [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total original costs	¥ 2,890		¥ 2,890